Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021		Apr. 30, 2022		Apr. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Increase (Decrease) in other comprehensive income related to employee benefits	$ 1,055	$ 148	$ 887		$ 1,203		$ 1,528
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	78	79	95		157		190
Interest on net defined benefit (asset) liability	(2)	(1)	10		(3)		19
Other	4	4	3		8		6
Defined benefit expense	80	82	108		162		215
Defined contribution expense	31	30	26		61		49
Increase (Decrease) in other comprehensive income related to employee benefits	936	109	814		1,045	[1]	1,451	[1]
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	6	5	6		11		12
Interest on net defined benefit (asset) liability	11	12	11		23		22
Other	(5)	(2)	(4)		(7)		(4)
Defined benefit expense	12	15	13		27		30
Increase (Decrease) in other comprehensive income related to employee benefits	$ 119	$ 39	$ 73	[1]	$ 158	[1]	$ 77	[1]

[1]	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).